Share Based Compensation - Schedule of Share Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
2014 Share Incentive Plan
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options	13,897,304	56,736,209	13,897,304	53,498,273	96,704,847
Weighted average remaining contractual life of options outstanding at end of period:	5 years 10 months 13 days	6 years 2 months 23 days
2014 Share Incentive Plan | Exercise Price Range One
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 1, 2015
Expiry date	Feb. 28, 2025
Exercise | $ / shares	$ 0.000076
Share options	339,001	2,348,099	339,001
2014 Share Incentive Plan | Exercise Price Range Two
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 1, 2015
Expiry date	Feb. 28, 2025
Exercise | $ / shares	$ 0.27
Share options	394,470	2,714,940	394,470
2014 Share Incentive Plan | Exercise Price Range Three
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 1, 2015
Expiry date	Feb. 28, 2025
Exercise | $ / shares	$ 0.000076
Share options	1,407,820	12,945,345	1,407,820
2014 Share Incentive Plan | Exercise Price Range Four
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 1, 2015
Expiry date	Feb. 28, 2025
Exercise | $ / shares	$ 0.27
Share options	1,409,162	10,776,631	1,409,162
2014 Share Incentive Plan | Exercise Price Range Five
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 30, 2015
Expiry date	Mar. 29, 2025
Exercise | $ / shares	$ 0.27
Share options	1,953,472	3,748,650	1,953,472
2014 Share Incentive Plan | Exercise Price Range Six
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	July 1, 2015
Expiry date	Jun. 30, 2025
Exercise | $ / shares	$ 0.27
Share options		75,100
2014 Share Incentive Plan | Exercise Price Range Seven
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	October 1, 2015
Expiry date	Sep. 30, 2025
Exercise | $ / shares	$ 0.27
Share options	245,826	791,880	245,826
2014 Share Incentive Plan | Exercise Price Range Eight
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	December 31, 2015
Expiry date	Dec. 30, 2025
Exercise | $ / shares	$ 0.27
Share options	1,529,224	3,036,686	1,529,224
2014 Share Incentive Plan | Exercise Price Range Nine
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	December 31, 2015
Expiry date	Dec. 30, 2025
Exercise | $ / shares	$ 0.000076
Share options	90,302	230,750	90,302
2014 Share Incentive Plan | Exercise Price Range
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 1, 2016
Expiry date	Feb. 28, 2026
Exercise | $ / shares	$ 0.27
Share options	255,377	746,643	255,377
2014 Share Incentive Plan | Exercise Price Range Eleven
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 31, 2016
Expiry date	Mar. 30, 2026
Exercise | $ / shares	$ 0.27
Share options	156,498	370,040	156,498
2014 Share Incentive Plan | Exercise Price Range Twelve
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	June 1, 2016
Expiry date	May 30, 2026
Exercise | $ / shares	$ 0.27
Share options		7,098,340
2014 Share Incentive Plan | Exercise Price Range Thirteen
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	June 30, 2016
Expiry date	Jun. 29, 2026
Exercise | $ / shares	$ 0.000076
Share options	163,272	653,070	163,272
2014 Share Incentive Plan | Exercise Price Range Fourteen
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	June 30, 2016
Expiry date	Jun. 29, 2026
Exercise | $ / shares	$ 0.27
Share options	5,952,880	11,200,035	5,952,880
2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options	26,640,508	36,086,303	26,640,508	26,961,386	12,034,480
Weighted average remaining contractual life of options outstanding at end of period:	8 years 25 days	8 years 7 months 13 days
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range One
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	June 16, 2017
Expiry date	Jun. 15, 2027
Exercise | $ / shares	$ 2.32
Share options	7,889,968	13,098,930	7,889,968
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Two
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	August 31, 2017
Expiry date	Aug. 30, 2027
Exercise | $ / shares	$ 0.27
Share options	4,513,508	7,768,593	4,513,508
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Three
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	December 20, 2017
Expiry date	Dec. 19, 2027
Exercise | $ / shares	$ 2.32
Share options	5,551,752	7,902,280	5,551,752
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Four
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	April 16, 2018
Expiry date	Apr. 15, 2028
Exercise | $ / shares	$ 4.04
Share options	975,000	1,300,000	975,000
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Five
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	October 17, 2018
Expiry date	Oct. 16, 2028
Exercise | $ / shares	$ 7.14
Share options	5,716,500	6,016,500	5,716,500
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Six
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	June 14, 2019
Expiry date	Jun. 13, 2029
Exercise | $ / shares	$ 7.05
Share options	1,993,780		1,993,780
Share-based Compensation Plans | Tencent Holdings Limited
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options	65,100	75,100	65,100	85,335	85,660
Share-based Compensation Plans | Exercise Price Range One | Tencent Holdings Limited
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	July 10, 2014
Expiry date	Jul. 09, 2021
Exercise | $ / shares			$ 124.30
Share-based Compensation Plans | Exercise Price Range Two | Tencent Holdings Limited
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	July 6, 2016
Expiry date	Jul. 05, 2023
Exercise | $ / shares			$ 174.86
Share options	32,690	42,690	32,690
Share-based Compensation Plans | Exercise Price Range Three | Tencent Holdings Limited
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	July 10, 2017
Expiry date	Jul. 09, 2024
Exercise | $ / shares			$ 272.36
Share options	32,410	32,410	32,410